SHARE-BASED COMPENSATION - Share Options Granted (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding (in shares) | shares	13,341,466
Exercisable (in shares) | shares	2,825,014
Expected to vest (in shares) | shares	10,516,452
Outstanding (in dollars per share) | $ / shares	$ 0.5703
Exercisable (in dollars per share) | $ / shares	0.5729
Expected to vest (in dollars per share) | $ / shares	$ 0.5696
Outstanding (in years)	3 years 5 months 1 day	3 years 5 months 1 day
Exercisable (in years)	2 years 10 months 6 days	2 years 10 months 6 days
Outstanding (in dollars) | $	$ 165,157
Exercisable (in dollars) | $	34,964
Expected to vest (in dollars) | $	$ 130,193
Share Options
SHARE-BASED COMPENSATION
Expected to vest (in years)	3 years 6 months 25 days	3 years 6 months 25 days
Weighted average grant date fair value | $ / shares	$ 18.9219		$ 1.5239	$ 0.7345
Options exercised (in shares) | shares	5,875,592	5,875,592	5,048,824	106,295,232
Intrinsic value of options exercised	$ 79,093	$ 614,738